Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefit from options	$ 504	$ 3,423	$ 1,683
Weighted average fair value	$ 7.37	$ 10.95	$ 13.54
Compensation expense	15,665	21,215	29,879
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,700	$ 2,500	$ 2,700
Expected volatility	40.00%
Risk-free interest rate	0.10%
Expected life	122 days
Maximum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	47.00%	35.00%	45.00%
Risk-free interest rate	0.15%	0.19%	0.22%
Expected life	184 days	184 days	184 days
Minimum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.00%	34.00%	39.00%
Risk-free interest rate	0.06%	0.10%	0.18%
Expected life	182 days	181 days	181 days